Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Interest income:
Loans receivable		$ 29,449	$ 29,924
Securities available for sale:
Mortgage-backed and related		1,864	1,155
Other marketable		282	702
Other		166	178
Total interest income		31,761	31,959
Interest expense:
Deposits		1,553	2,851
Total interest expense		1,553	2,851
Net interest income		30,208	29,108
Provision for loan losses		(2,119)	2,699
Net interest income after provision for loan losses		32,327	26,409
Non-interest income:
Gain on sales of loans	[1]	6,566	9,531
Other		3,017	1,319
Total non-interest income		14,263	15,083
Non-interest expense:
Compensation and benefits		16,114	15,646
Occupancy and equipment		4,372	4,429
Data processing		1,445	1,314
Professional services		1,438	1,405
Other		4,292	4,328
Total non-interest expense		27,661	27,122
Income before income tax expense		18,929	14,370
Income tax expense		5,365	4,068
Net income		13,564	10,302
Other comprehensive (loss) income, net of tax		(2,865)	1,236
Comprehensive income available to common shareholders		$ 10,699	$ 11,538
Basic earnings per common share (in dollars per share)		$ 3.03	$ 2.23
Diluted earnings per common share (in dollars per share)		$ 3.01	$ 2.22
Financial Service [Member]
Non-interest income:
Revenue from Contract with Customer		$ 3,125	$ 2,877
Bank Servicing [Member]
Non-interest income:
Revenue from Contract with Customer	[1]	$ 1,555	$ 1,356

[1]	Not within the scope of ASC 606.